Share-Based Compensation (Details)											1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Aug. 16, 2023 $ / shares shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022	Jan. 31, 2022 shares
Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation | ¥												¥ 62,337	¥ 285,272
Unrecognized compensation cost | ¥												84,677
Employee stock options, granted										7,787
Exercise price | $ / shares										$ 0.002
Contractual term														10 years	10 years
Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Percentage of vested									33.30%
Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Percentage of vested						33.30%
Option [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Percentage of vested			33.30%
Nanometa Ltd [Member]
Share-Based Compensation [Line Items]
Shares held employee benefit trust																187,334
2022 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares											518,950
Total issued and outstanding shares percentage											10.00%
2022 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Percentage of vested				33.30%
2022 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Percentage of vested	33.30%
2022 Share Incentive Plan [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted								1,299
Contractual term								10 years
2022 Share Incentive Plan [Member] | Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Percentage of vested							33.30%	33.30%
2022 Share Incentive Plan [Member] | Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Percentage of vested					33.30%
2022 Share Incentive Plan [Member] | Option [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Percentage of vested		33.30%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares held in employee trust and transferable													349,669
Shares held in employee trust and transferable upon vesting													25,665
Share-based compensation | ¥													¥ 235
Unrecognized compensation cost | ¥
Restricted Stock Units (RSUs) [Member] | Zhejiang Haowei [Member]
Share-Based Compensation [Line Items]
Shares held employee benefit trust																562,668
Restricted Stock Units (RSUs) [Member] | Nanometa Ltd [Member]
Share-Based Compensation [Line Items]
Shares held													375,334
Common Class A [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										22,522
Exercise price | $ / shares										$ 0.002
Common Class A [Member] | 2022 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted										54,579
Exercise price | $ / shares								$ 0.002		$ 0.002
Contractual term										10 years